Mutual Funds Depositary Function - Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of mutual funds depositary function [line items]
Equity	$ 3,213,841	$ 2,614,136
Banco Macro SA [member] | Argenfunds Abierto Pymes [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,395,118,210
Equity	$ 36,292,401
Banco Macro SA [member] | Argenfunds Ahorro Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	219,019,594
Equity	$ 12,869,141
Banco Macro SA [member] | Argenfunds Gestin Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	100,000
Equity	$ 100
Banco Macro SA [member] | Argenfunds Infraestructura [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	53,634
Equity	$ 186
Banco Macro SA [member] | Argenfunds Inversin Dlares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,000
Equity	$ 808
Banco Macro SA [member] | Argenfunds Inversin Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,257,894,708
Equity	$ 3,070,031
Banco Macro SA [member] | Argenfunds Liquidez [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	8,185,225,762
Equity	$ 62,665,262
Banco Macro SA [member] | Argenfunds Renta Argentina [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	276,239,550
Equity	$ 16,986,764
Banco Macro SA [member] | Argenfunds Renta Balanceada [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	576,696,850
Equity	$ 22,620,396
Banco Macro SA [member] | Argenfunds Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	17,395,743
Equity	$ 14,401,148
Banco Macro SA [member] | Argenfunds Renta Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,561,871
Equity	$ 2,829,405
Banco Macro SA [member] | Argenfunds Renta Dinamica [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	87,902,584,421
Equity	$ 16,207,766
Banco Macro SA [member] | Argenfunds Renta Fija [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	562,316,270
Equity	$ 56,361,740
Banco Macro SA [member] | Argenfunds Renta Flexible [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	46,040,329
Equity	$ 758,656
Banco Macro SA [member] | Argenfunds Renta Global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	320,257,696
Equity	$ 6,959,975
Banco Macro SA [member] | Argenfunds Renta Mixta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	230,289,873
Equity	$ 2,556,714
Banco Macro SA [member] | Argenfunds Renta Mixta Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,352,780
Equity	$ 985,752
Banco Macro SA [member] | Argenfunds Renta Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	96,499,608
Equity	$ 7,014,721
Banco Macro SA [member] | Argenfunds Renta Total [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	548,961,979
Equity	$ 2,400,303
Banco Macro SA [member] | Argenfunds Renta Variable [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	464,860,603
Equity	$ 135,231
Banco Macro SA [member] | Argenfunds Retorno Absoluto [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	183,704,189
Equity	$ 2,234,105
Banco Macro SA [member] | Pionero Acciones [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	27,311,674
Equity	$ 15,077,147
Banco Macro SA [member] | Pionero Ahorro Dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	18,783,148
Equity	$ 14,784,099
Banco Macro SA [member] | Pionero argentina bicentenario [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	424,876,097
Equity	$ 10,334,738
Banco Macro SA [member] | Pionero Capital [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	13,010
Equity	$ 103
Banco Macro SA [member] | Pionero Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,263,377,175
Equity	$ 13,407,144
Banco Macro SA [member] | Pionero Desarrollo [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	6,946,940,217
Equity	$ 30,817,687
Banco Macro SA [member] | Pionero Empresas FCI Abierto PYMES [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	380,820,096
Equity	$ 11,768,957
Banco Macro SA [member] | Pionero FF [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	58,593,299
Equity	$ 5,008,037
Banco Macro SA [member] | Pionero Gestion [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,151,203,219
Equity	$ 27,550,902
Banco Macro SA [member] | Pionero Infraestructura [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,578,769,248
Equity	$ 10,156,263
Banco Macro SA [member] | Pionero Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,624,969,051
Equity	$ 67,068,175
Banco Macro SA [member] | Pionero Pesos Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	26,250,833,465
Equity	$ 650,275,506
Banco Macro SA [member] | Pionero Recovery [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	100,000
Equity	$ 100
Banco Macro SA [member] | Pionero Renta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	53,983,122
Equity	$ 31,550,753
Banco Macro SA [member] | Pionero Renta Ahorro [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	215,602,532
Equity	$ 22,807,841
Banco Macro SA [member] | Pionero Renta Ahorro Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,839,539,908
Equity	$ 52,100,083
Banco Macro SA [member] | Pionero Renta Balanceado [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	12,720,486,020
Equity	$ 62,534,628
Banco Macro SA [member] | Pionero Renta Estrategico [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	720,930,495
Equity	$ 19,291,981
Banco Macro SA [member] | Pionero renta fija dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	4,758,144
Equity	$ 3,476,567
Banco Macro SA [member] | Pionero Renta Mixta I [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	161,169,380
Equity	$ 8,350,541
Banco Macro SA [member] | Pionero Retorno [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,172,232,683
Equity	$ 10,434,490
Banco BMA SAU [member] | Goal Acciones Argentinas [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	17,875
Equity	$ 2,175,816
Banco BMA SAU [member] | Goal Renta Crecimiento [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	33,615,635
Equity	$ 22,825,724
Banco BMA SAU [member] | Goal Acciones Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	5,318,532
Equity	$ 553,163
Banco BMA SAU [member] | Goal Capital Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	60,324,684
Equity	$ 1,285,791
Banco BMA SAU [member] | Goal Ahorro Max [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	159,716,379
Equity	$ 7,194,264
Banco BMA SAU [member] | Goal Multiestrategia [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	110,000
Equity	$ 145
Banco BMA SAU [member] | Goal Multiestrategia Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	110,000
Equity	$ 145
Banco BMA SAU [member] | Goal Perfomance [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	65,332,675
Equity	$ 4,551,112
Banco BMA SAU [member] | Goal Perfomance II [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	247,952
Equity	$ 6,343
Banco BMA SAU [member] | Goal Perfomance III [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	469,324,626
Equity	$ 15,609,164
Banco BMA SAU [member] | Goal Pesos [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,950,257,655
Equity	$ 288,310,870
Banco BMA SAU [member] | Goal Premium [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	4,157,507
Equity	$ 8,975
Banco BMA SAU [member] | Goal Renta Dlares [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	6,268,286
Equity	$ 5,798,773
Banco BMA SAU [member] | Goal Renta Dlares Estrategia [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	4,984,690
Equity	$ 4,472,663
Banco BMA SAU [member] | Goal Renta Dlares Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,380,938
Equity	$ 1,054,945
Banco BMA SAU [member] | Goal Renta Global [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	324,102,023
Equity	$ 32,509,640
Banco BMA SAU [member] | Goal Retorno Total [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	16,131,946
Equity	$ 641,377
Banco BMA SAU [member] | Goal Renta Pesos [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	17,360,304
Equity	$ 1,218,521